Average Annual Total Returns ((WFA Asset Allocation Fund))	0 Months Ended
Jul. 20, 2011
(Wells Fargo Advantage Asset Allocation Fund - Admin) | Administrator Class
Average Annual Return:
1 Year	7.45%
5 Year	4.53%
10 Year	7.09%
Inception Date of Share Class	Oct. 03, 2002
(Wells Fargo Advantage Asset Allocation Fund - Admin) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.05%
5 Year	2.83%
10 Year	5.60%
Inception Date of Share Class	Oct. 03, 2002
(Wells Fargo Advantage Asset Allocation Fund - Admin) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.09%
5 Year	3.09%
10 Year	5.41%
Inception Date of Share Class	Oct. 03, 2002
(Wells Fargo Advantage Asset Allocation Fund - Admin) | MSCI ACWI Index (N) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Year	3.44%
10 Year	3.20%
(Wells Fargo Advantage Asset Allocation Fund - Admin) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Advantage Asset Allocation Fund - Admin) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Year	4.31%
10 Year	3.99%
(Wells Fargo Advantage Asset Allocation Fund - Class R) | Class R
Average Annual Return:
1 Year	6.91%
5 Year	4.00%
10 Year	6.61%
Inception Date of Share Class	Oct. 10, 2003
(Wells Fargo Advantage Asset Allocation Fund - Class R) | MSCI ACWI Index (N) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Year	3.44%
10 Year	3.20%
(Wells Fargo Advantage Asset Allocation Fund - Class R) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Advantage Asset Allocation Fund - Class R) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Year	4.31%
10 Year	3.99%
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class A
Average Annual Return:
1 Year	1.06%
5 Year	3.03%
10 Year	6.22%
Inception Date of Share Class	Jul. 29, 1996
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.74%
5 Year	1.44%
10 Year	4.80%
Inception Date of Share Class	Jul. 29, 1996
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.89%
5 Year	1.86%
10 Year	4.67%
Inception Date of Share Class	Jul. 29, 1996
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class B
Average Annual Return:
1 Year	1.43%
5 Year	3.19%
10 Year	6.33%
Inception Date of Share Class	Oct. 03, 2002
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class C
Average Annual Return:
1 Year	5.39%
5 Year	3.49%
10 Year	6.09%
Inception Date of Share Class	Oct. 03, 2002
(Wells Fargo Advantage Asset Allocation Fund - Retail) | MSCI ACWI Index (N) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.67%
5 Year	3.44%
10 Year	3.20%
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Advantage Asset Allocation Fund - Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.05%
5 Year	4.31%
10 Year	3.99%